Annual Total Returns- Victory INCORE Fund for Income (Class A Shares Class C Shares Class I Shares Class R Shares Class R6 Shares Class Y Shares) [BarChart] - Class A Shares Class C Shares Class I Shares Class R Shares Class R6 Shares Class Y Shares - Victory INCORE Fund for Income - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.26%	2.35%	(1.70%)	2.34%	1.32%	0.99%	0.40%	0.97%	3.85%	2.78%